Offerings	Aug. 01, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right
Amount Registered | shares	20,700,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 207,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 31,691.70
Offering Note

[1]	Represents 18,000,000 Class A Ordinary Shares if the underwriters’ over-allotment option is not exercised and 20,700,000 Ordinary Shares if the underwriters’ over-allotment option is exercised in full.
[2]	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).
[3]	No fee pursuant to Rule 457(g).
[4]	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
[5]	No fee pursuant to Rule 457(g).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	20,700,000
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note

[1]	Represents 18,000,000 Class A Ordinary Shares if the underwriters’ over-allotment option is not exercised and 20,700,000 Ordinary Shares if the underwriters’ over-allotment option is exercised in full.
[2]	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).
[3]	No fee pursuant to Rule 457(g).
[4]	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
[5]	No fee pursuant to Rule 457(g).

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Share Rights included as part of the units4
Amount Registered | shares	20,700,000
Maximum Aggregate Offering Price	$ (0)
Fee Rate	0.01531%
Amount of Registration Fee	$ (0)
Offering Note

[1]	Represents 18,000,000 Class A Ordinary Shares if the underwriters’ over-allotment option is not exercised and 20,700,000 Ordinary Shares if the underwriters’ over-allotment option is exercised in full.
[2]	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).
[3]	No fee pursuant to Rule 457(g).
[4]	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
[5]	No fee pursuant to Rule 457(g).

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying Share Rights included as part of the units4
Amount Registered | shares	2,070,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 20,700,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,169.17
Offering Note

[1]	Represents 18,000,000 Class A Ordinary Shares if the underwriters’ over-allotment option is not exercised and 20,700,000 Ordinary Shares if the underwriters’ over-allotment option is exercised in full.
[2]	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).
[3]	No fee pursuant to Rule 457(g).
[4]	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
[5]	No fee pursuant to Rule 457(g).